LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES (Tables)	12 Months Ended
Dec. 31, 2011
Activity in the Loss and Loss Adjustment Expense Reserves

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2011	2010	2009
Balance at January 1	$7,071.0	$6,653.0	$6,177.4
Less reinsurance recoverables on unpaid losses	704.1	529.4	244.5

Net balance at January 1	6,366.9	6,123.6	5,932.9

Incurred related to:
Current year	10,876.8	10,451.7	10,040.9
Prior years	(242.0)	(320.4)	(136.0)

Total incurred	10,634.8	10,131.3	9,904.9

Paid related to:
Current year	7,289.3	6,841.0	6,542.2
Prior years	3,252.3	3,047.0	3,172.0

Total paid	10,541.6	9,888.0	9,714.2

Net balance at December 31	6,460.1	6,366.9	6,123.6
Plus reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Balance at December 31	$7,245.8	$7,071.0	$6,653.0